Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 7 — Fair Value Measurements

Financial liabilities measured at fair value during the year on a recurring basis consisted of the following as of December 31, 2024:

	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total
Financial liabilities:
Warrant liability	$-	$350,000	$-	$350,000
Total financial liabilities	$-	$350,000	$-	$350,000

The Warrants are listed on Nasdaq Stock Market LLC under the ticker “RAINW”. As of December 31, 2024, the fair value measurements for the Warrants were classified as Level 2 due to low trading volume.

During the fiscal year ended December 31, 2024, there were no transfers between levels of the fair value hierarchy. During the fiscal year ended December 31, 2023 there were no liabilities measured at fair value.